Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,101,000
Previously Paid Amount	0.00
Total Fee Amount	290.15
Total Offset Amount	0.00
Net Fee	290.15
Narrative - Max Aggregate Offering Price	$ 2,101,000
Final Prospectus	true